Shareholders' equity - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator (in thousands $):
Net income - basic	$ 41,799	$ 17,632
Net income - diluted	$ 41,799	$ 17,632
Denominator (number of shares in thousands):
Weighted average number of common shares	25,892	25,923
Weighted average number of unvested shares purchased by the Trust	(662)	(857)
Weighted average number of common shares - basic	25,230	25,066
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under EIP	827	1,107
Weighted average number of common shares - diluted	26,070	26,186
Net income per common share
Basic net income per common share (in USD per share)	$ 1.66	$ 0.70
Diluted net income per common share (in USD per share)	$ 1.60	$ 0.67